JOHN HANCOCK EQUITY TRUST
John Hancock Growth Trends Fund
(“Growth Trends Fund”)
Class A, Class B, Class C Shares
John Hancock Small Cap Fund
(“Small Cap Fund”)
Class A, Class B, Class C and Class I Shares
John Hancock Technology Leaders Fund
(“Technology Leaders Fund”)
Class A, Class B, Class C and Class I Shares
Supplement to the Statement of Additional Information
dated March 1, 2008
John Hancock Growth Trends Fund
Effective March 28, 2008, under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection is amended and restated with the following, to reflect the addition of Mindy Perry, CPA, CFA and the departure of Timothy E. Keefe, CFA from the Growth Trends Fund’s portfolio management team:
Other Accounts the Portfolio Managers are Managing. The table below indicates for the portfolio managers, information about the accounts over which the portfolio managers have day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2007 except for Ms. Perry, whose information is as of March 28, 2008. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.
     Growth Trends Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Roger C. Hamilton	Other Registered Investment Companies: Four (4) funds with total net assets of approximately $2.7 billion.

Other Pooled Investment Vehicles: One (1) account with total net assets of approximately $5.7 million.

Other Accounts: Three (3) accounts with total net assets of approximately $46.8 million.

Thomas P. Norton, CFA	Other Registered Investment Companies: Three (3) funds with total net assets of approximately $209.6 million.

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total net assets of approximately $15.9 million.

Mindy Perry, CPA, CFA*	Other Registered Investment Companies: One (1) fund with total net assets of approximately $185 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total net assets of approximately $14 million.

Lisa A. Welch	Other Registered Investment Companies: Five (5) funds with total net assets of approximately $4.3 billion.

Other Pooled Investment Vehicles: None

Other Accounts: None.

*	The information for Ms. Perry, who recently joined the portfolio management team, is as of March 28, 2008.
     Small Cap Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Managers
Charles S. Glovsky	Other Registered Investment Companies: Two (2) funds with total net assets of approximately $340 million.

Other Pooled Investment Vehicles: Four (4) entities with total net assets of approximately $102 million.

Other Accounts: Thirty (30) accounts with total net assets of approximately $621 million.
     Technology Leaders Fund

Portfolio Manager Name	Other Accounts Managed by the Portfolio Manager
Thomas P. Norton, CFA	Other Registered Investment Companies: Three (3) funds with total net assets of approximately $296.7 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total net assets of approximately $15.9 million.

Effective March 28, 2008, under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section,, the “Share Ownership by Portfolio Managers” subsection has been amended and restated with the following:
Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2007 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1 - $10,000
C	—	$10,001 - $50,000
D	—	$50,001 - $100,000
E	—	$100,001 - $500,000
F	—	$500,001 - $1,000,000
G	—	More than $1 million
     Growth Trends Fund

Range of Beneficial
Portfolio Manager	Ownership
Roger C. Hamilton	A
Thomas P. Norton	A
Mindy Perry, CFA, CFA*	A
Lisa A. Welch	C

*	Information for Ms. Perry, who recently joined the portfolio management team, is as of March 28, 2008.
     Technology Leaders Fund

Portfolio Manager	Range of Beneficial Ownership
Thomas P. Norton	A
April 4, 2008